FINANCE RECEIVABLES (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Finance receivables
Loans purchased from CBD	$ 143,098,000	$ 235,077,000	$ 239,616,000
Amount of contracts acquired	1,450,000	11,363,000	23,327,000
Customer loan payments collected in advance of the payment due dates	0	0
Gross finance receivables	268,522,000	364,198,000
Less: Net deferred loan fees and dealer discounts	(4,573,000)	(8,381,000)
Less: Unearned debt protection fees	(2,682,000)	(6,119,000)
Less: Debt protection claims and policy reserves	(2,196,000)	(3,626,000)
Less: Total unearned fees	(9,451,000)	(18,126,000)
Finance receivables - net of unearned fees	259,071,000	346,072,000
Allowance for credit losses	(31,850,000)	(31,400,000)	(29,000,000)
Net finance receivables	227,221,000	314,672,000
Military loans
Finance receivables
Loans purchased from CBD	229,900,000	389,000,000
Percentage of loans purchased as refinancing of outstanding loans	33.90%	35.00%
Gross finance receivables	263,675,000	348,544,000
Allowance for credit losses	(30,537,000)	(30,058,000)	(27,457,000)
Retail installment contracts
Finance receivables
Amount of contracts acquired	1,700,000	12,600,000
Gross finance receivables	4,847,000	15,654,000
Allowance for credit losses	$ (1,313,000)	$ (1,342,000)	$ (1,543,000)